SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	$ 373,758	$ 340,378
Less Reserve for uncollectable accounts	(75,000)	(75,000)	$ (82,000)
Accounts Receivable (Net)	$ 298,758	265,738	1,288,258
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable		340,738	1,370,258
Less Reserve for uncollectable accounts		(75,000)	(82,000.00)
Accounts Receivable (Net)		$ 265,738	$ 1,288,258